Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
D.	PROPERTY AND EQUIPMENT:

Property and Equipment consists of the following as of:

	December 31,	December 31,
	2021	2020
Leasehold Improvements	$5,664	$5,664
Office Furniture and Equipment	410,030	342,692
Software	975,952	654,340
Transportation Equipment	62,424	62,424
	1,454,070	1,065,120
Accumulated Depreciation	(838,233)	(615,148)
	$615,837	$449,972